REPORTING ENTITY (Tables)	12 Months Ended
Dec. 31, 2023
FCP Fondo Inmobiliario Colombia
REPORTING ENTITY
Schedule of the effect on shareholders' equity

The effect on shareholders' equity (amounts in millions of COP) is as follows:

Consideration paid to non-controlling interests	816,081
Carrying amount of non-controlling interests acquired	961,588
Excess of consideration paid recognized in the transactions with non-controlling interests reserve within equity	145,507